Vanguard Funds

Supplement Dated June 18, 2025, to the Prospectuses and Summary Prospectuses

Effective today, one or more portfolio managers no longer serve as co-portfolio manager(s) of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”).

Accordingly, all references to the removed portfolio manager(s) listed in the table below in the impacted Funds’ Prospectuses and Summary Prospectuses are hereby deleted in their entirety.

The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following table lists each impacted Fund and the corresponding portfolio manager(s) removed as co-portfolio manager(s):

Impacted Fund	Removed Portfolio Manager(s)
Vanguard 500 Index Fund	Aaron Choi
Vanguard Balanced Index Fund	Gerard O’Reilly
Vanguard Communication Services Index	Walter Nejman
Fund
Vanguard Consumer Discretionary Index Fund	Nick Birkett
Vanguard Consumer Staples Index Fund	Nick Birkett
Vanguard Dividend Appreciation Index Fund	Walter Nejman
Vanguard Energy Index Fund	Nick Birkett
Vanguard ESG U.S. Stock ETF	Nick Birkett
Vanguard Financials Index Fund	Michelle Louie
Vanguard FTSE Social Index Fund	Nick Birkett
Vanguard Global Minimum Volatility Fund	John Ameriks
Vanguard Growth Index Fund	Walter Nejman
Vanguard Health Care Index Fund	Michelle Louie and Walter Nejman
Vanguard High Dividend Yield Index Fund	Nick Birkett
Impacted Fund	Removed Portfolio Manager(s)
Vanguard Industrials Index Fund	Michelle Louie and Walter Nejman
Vanguard Information Technology Index Fund	Nick Birkett and Walter Nejman
Vanguard Institutional Total Stock Market	Gerard O’Reilly
Index Fund
Vanguard International High Dividend Yield	Aaron Choi
Index Fund
Vanguard Large-Cap Index Fund	Michelle Louie and Walter Nejman
Vanguard Materials Index Fund	Michelle Louie
Vanguard Mega Cap Index Fund	Michelle Louie
Vanguard Mega Cap Growth Index Fund	Michelle Louie
Vanguard Mega Cap Value Index Fund	Michelle Louie
Vanguard Mid-Cap Index Fund	Aurélie Denis
Vanguard Mid-Cap Growth Index Fund	Aurélie Denis
Vanguard Mid-Cap Value Index Fund	Aurélie Denis
Vanguard Real Estate Index Fund	Walter Nejman
Vanguard Real Estate II Index Fund	Walter Nejman
Vanguard Russell 1000 Index Fund	Nick Birkett and Aurélie Denis
Vanguard Russell 1000 Growth Index Fund	Nick Birkett and Aurélie Denis
Vanguard Russell 1000 Value Index Fund	Nick Birkett and Aurélie Denis
Vanguard Russell 2000 Index Fund	Nick Birkett
Vanguard Russell 2000 Growth Index Fund	Nick Birkett
Vanguard Russell 2000 Value Index Fund	Nick Birkett
Vanguard Russell 3000 Index Fund	Nick Birkett and Walter Nejman
Vanguard S&P 500 Growth Index Fund	Michelle Louie
Vanguard S&P 500 Value Index Fund	Michelle Louie
Vanguard S&P Small-Cap 600 Index Fund	Nick Birkett
Vanguard S&P Small-Cap 600 Growth Index	Nick Birkett
Fund
Vanguard S&P Small-Cap 600 Value Index	Nick Birkett
Fund
Vanguard Small-Cap Growth Index Fund	Nick Birkett
Impacted Fund	Removed Portfolio Manager(s)
Vanguard Small-Cap Value Index Fund	Nick Birkett
Vanguard Tax-Managed Capital Appreciation	Walter Nejman
Fund
Vanguard Tax-Managed Small-Cap Fund	Walter Nejman
Vanguard Total Stock Market Index Fund	Gerard O’Reilly
Vanguard U.S. Minimum Volatility ETF	John Ameriks
Vanguard U.S. Momentum Factor ETF	John Ameriks
Vanguard U.S. Multifactor ETF	John Ameriks
Vanguard U.S. Multifactor Fund	John Ameriks
Vanguard U.S. Quality Factor ETF	John Ameriks
Vanguard U.S. Value Factor ETF	John Ameriks
Vanguard Utilities Index Fund	Walter Nejman
Vanguard Value Index Fund	Walter Nejman
Vanguard Variable Insurance Funds — Real	Walter Nejman
Estate Index Portfolio

©2025 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

PS PMC 062025

Vanguard Admiral Funds®

Vanguard Fixed Income Securities Funds

Vanguard Index Funds

Vanguard Institutional Index Funds

Vanguard Scottsdale Funds

Vanguard Specialized Funds

Vanguard Tax-Managed Funds®

Vanguard Valley Forge Funds

Vanguard Variable Insurance Funds

Vanguard WellingtonTM Fund

Vanguard Whitehall Funds

Vanguard World Fund

Supplement Dated June 18, 2025, to the Statements of Additional Information

Effective today, one or more portfolio managers no longer serve as co-portfolio manager(s) of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Vanguard Registrant	Impacted Fund	Removed Portfolio Manager(s)
Vanguard Admiral Funds	Vanguard S&P 500 Growth Index	Michelle Louie
Fund
	Vanguard S&P 500 Value Index Fund	Michelle Louie
	Vanguard S&P Small-Cap 600 Index	Nick Birkett
Fund
	Vanguard S&P Small-Cap 600	Nick Birkett
Growth Index Fund
	Vanguard S&P Small-Cap 600 Value	Nick Birkett
Index Fund
Vanguard Fixed Income Securities Funds	Vanguard Real Estate II Index Fund	Walter Nejman
Vanguard Registrant	Impacted Fund	Removed Portfolio Manager(s)
Vanguard Index Funds	Vanguard 500 Index Fund	Aaron Choi
	Vanguard Growth Index Fund	Walter Nejman
	Vanguard Large-Cap Index Fund	Michelle Louie and Walter Nejman
	Vanguard Mid-Cap Index Fund	Aurélie Denis
	Vanguard Mid-Cap Growth Index	Aurélie Denis
Fund
	Vanguard Mid-Cap Value Index Fund	Aurélie Denis
	Vanguard Small-Cap Growth Index	Nick Birkett
Fund
	Vanguard Small-Cap Value Index	Nick Birkett
Fund
	Vanguard Total Stock Market Index	Gerard O’Reilly
Fund
	Vanguard Value Index Fund	Walter Nejman
Vanguard Institutional Index Funds	Vanguard Institutional Total Stock	Gerard O’Reilly
Market Index Fund
Vanguard Scottsdale Funds	Vanguard Russell 1000 Index Fund	Nick Birkett and Aurélie Denis
	Vanguard Russell 1000 Growth Index	Nick Birkett and Aurélie Denis
Fund
	Vanguard Russell 1000 Value Index	Nick Birkett and Aurélie Denis
Fund
	Vanguard Russell 2000 Index Fund	Nick Birkett
	Vanguard Russell 2000 Growth Index	Nick Birkett
Fund
	Vanguard Russell 2000 Value Index	Nick Birkett
Fund
	Vanguard Russell 3000 Index Fund	Nick Birkett and Walter Nejman
Vanguard Specialized Funds	Vanguard Dividend Appreciation	Walter Nejman
Index Fund
	Vanguard Real Estate Index Fund	Walter Nejman
Vanguard Tax-Managed Funds	Vanguard Tax-Managed Capital	Walter Nejman
Appreciation Fund
	Vanguard Tax-Managed Small-Cap	Walter Nejman
Fund
Vanguard Valley Forge Funds	Vanguard Balanced Index Fund	Gerard O’Reilly
Vanguard Variable Insurance Funds	Vanguard Variable Insurance Funds	Walter Nejman
— Real Estate Index Portfolio
Vanguard Wellington Fund	Vanguard U.S. Minimum Volatility	John Ameriks
ETF
	Vanguard U.S. Momentum Factor	John Ameriks
ETF
	Vanguard U.S. Multifactor ETF	John Ameriks
	Vanguard U.S. Multifactor Fund	John Ameriks
	Vanguard U.S. Quality Factor ETF	John Ameriks
	Vanguard U.S. Value Factor ETF	John Ameriks
Vanguard Registrant	Impacted Fund	Removed Portfolio Manager(s)
Vanguard Whitehall Funds	Vanguard Global Minimum Volatility	John Ameriks
Fund
	Vanguard High Dividend Yield Index	Nick Birkett
Fund
	Vanguard International High Dividend	Aaron Choi
Yield Index Fund
Vanguard World Fund	Vanguard Communication Services	Walter Nejman
Index Fund
	Vanguard Consumer Discretionary	Nick Birkett
Index Fund
	Vanguard Consumer Staples Index	Nick Birkett
Fund
	Vanguard Energy Index Fund	Nick Birkett
	Vanguard ESG U.S. Stock ETF	Nick Birkett
	Vanguard Financials Index Fund	Michelle Louie
	Vanguard FTSE Social Index Fund	Nick Birkett
	Vanguard Health Care Index Fund	Michelle Louie and Walter Nejman
	Vanguard Industrials Index Fund	Michelle Louie and Walter Nejman
	Vanguard Information Technology	Nick Birkett and Walter Nejman
Index Fund
	Vanguard Materials Index Fund	Michelle Louie
	Vanguard Mega Cap Index Fund	Michelle Louie
	Vanguard Mega Cap Growth Index	Michelle Louie
Fund
	Vanguard Mega Cap Value Index	Michelle Louie
Fund
	Vanguard Utilities Index Fund	Walter Nejman

Statement of Additional Information Text Changes

All references to the removed portfolio manager(s) listed in the above table in the impacted Funds’ Statements of Additional Information are hereby deleted in their entirety.

©2025 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI PMC 062025